IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Market Risk [line items]
Total VaR (one-day measure)	$ 27.9
Stressed Value-at-Risk (one-day)	54.1
Incremental Risk Capital Charge (one-year)	239.5
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	19.2
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.5
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	21.3
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(32.6)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	19.5	$ 17.3	$ 27.6
Stressed Value-at-Risk (one-day)	44.9	43.7	60.5
Incremental Risk Capital Charge (one-year)	209.8	224.5	232.6
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.8	8.0	12.9
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.5	11.0	19.7
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.9	6.2	7.1
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.4	2.7	6.5
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0	1.7	2.6
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.5	13.1	20.2
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(31.6)	$ (25.4)	$ (41.4)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	28.8
Stressed Value-at-Risk (one-day)	55.2
Incremental Risk Capital Charge (one-year)	246.1
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	22.8
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.2
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.4
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.9
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	22.5
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.1
Stressed Value-at-Risk (one-day)	31.3
Incremental Risk Capital Charge (one-year)	164.8
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.4
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.9
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 10.9